Equity - Movements in common shares outstanding (Details)	12 Months Ended
Dec. 31, 2021 shares
Equity.
Shares outstanding, beginning balance	57,587,563
Restricted Stock Units Transferred	17,878
Restricted Stock Unit withheld	(4,042)
Cancellation of shares repurchased	(750,000)
Shares outstanding, ending balance	56,851,399